RECD S.E.C.
AUG 1 0 2007
1086

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

PROCESSED
AUG 1 4 2007
THOMSON
FINANCIAL

By Facsimile and First Class Mail

August 10, 2007

CERTNAS 001-33660

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

07073882

Dear Ms. Peters:

This is to certify that on August 10, 2007 The Nasdaq Stock Market (the "Exchange") received from ClearOne Communications, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END